Income Taxes (Income before Income Tax Expense by Jurisdiction) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Taxes [Line Items]
Total before tax	¥ 1,795,576	¥ 1,878,226	¥ 461,312
Domestic income (loss)
Income Taxes [Line Items]
Total before tax	(407,567)	611,036	(588,227)
Foreign income
Income Taxes [Line Items]
Total before tax	¥ 2,203,143	¥ 1,267,190	¥ 1,049,539